Contributed Equity (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

		June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
(All in US$)		Shares	Shares
(a)	Share capital
	Ordinary shares Fully paid	486,947,711	486,774,622	338,155,349	338,108,198

(b)
Ordinary share capital

Date	Details	Note	Number of Shares	US$
January 1, 2023	Balance		486,774,622	338,108,198
March 15, 2023	Exercise of options	(d)	33,333	16,667
March 15, 2023	Exercise of performance rights	(c)	8,309	-
March 15, 2023	Exercise of options	(d)	66,666	59,999
April 12, 2023	Exercise of performance rights	(c)	1,910	-
May 1, 2023	Exercise of performance rights	(c)	23,356	-
June 29, 2023	Exercise of performance rights	(c)	39,515	-
	Share issue costs			(29,515)
June 30, 2023	Balance		486,947,711	338,155,349